Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Tax Status [Line Items]
Income taxes
4. Income taxes
The Company has adopted a
pre-approved
plan document that has received an opinion letter from the Internal Revenue Service (IRS) dated June 30, 2020, stating that the form of the pre-approved
plan document was in compliance with the applicable requirements of the Code. Although the Plan was amended after receiving the opinion letter, the Plan Administrator believes the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the Code, and, therefore, believes that the Plan is qualified, and the related trust is tax-exempt.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.